CONTINGENCIES (Details Narrative) - USD ($)	Dec. 31, 2024	Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Loss contingency claims from trade vendor	$ 594,656	$ 545,505
Loss contingency accrual product liability net	$ 571,703	$ 499,162